UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:          811-21800

          BlackRock World Investment Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock World Investment Trust
                                        40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:          888-825-2257

Date of fiscal year end:          October 31, 2006
Date of reporting period:         January 31, 2006

Item 1. Schedule of Investments.
The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2006 (unaudited)

BlackRock World Investment Trust (BWC)

Shares		Description	Value

		LONG-TERM INVESTMENTS—96.1%
		Corporate Bond—0.8%
10,000,000		General Electric Capital Corp., 6.625%, 02/04/10 (NZD)	$6,831,178

		Common Stocks—94.7%
		Australia—3.2%
1,242,600		Foster’s Group Ltd.	$4,965,388
917,500		Lion Nathan Ltd.	5,210,736
294,000		Publishing & Broadcasting Ltd.	3,696,094
399,400		QBE Insurance Group Ltd.	5,860,035
310,800		St. George Bank Ltd.	7,140,602

		Total Australia	26,872,855

		Belgium—0.5%
33,800		Umicore	4,448,125

		Bermuda—1.8%
131,700		Accenture Ltd.	4,152,501
137,900		Ingersoll-Rand Co. Ltd.	5,415,333
73,400	[1]	Marvell Technology Group Ltd.	5,022,028

		Total Bermuda	14,589,862

		Brazil—3.2%
136,700	[2]	Cia Vale do Rio Doce (ADR)	7,008,609
270,100	[2]	Gerdau SA (ADR)	5,888,180
141,000		Petroleo Brasileiro SA (ADR)	13,324,500

		Total Brazil	26,221,289

		Canada—2.1%
130,300		Barrick Gold Corp.	4,083,850
114,800		Canadian Imperial Bank of Commerce	8,052,781
213,300		Placer Dome, Inc.	5,338,820

		Total Canada	17,475,451

		China—1.4%
117,700	[2]	Petrochina Co. Ltd. (ADR)	11,772,354

		Denmark—0.9%
220,800		Danske Bank A/S	7,755,346

		Finland—3.3%
601,000		Fortum Oyj	13,430,372
140,700		Metso Oyj	4,607,705
169,700		Rautaruukki Oyj	5,126,427
120,900		Wartsila Oyj ABP	3,960,755

		Total Finland	27,125,259

		France—1.7%
113,200		Bouygues	6,206,509
61,300		Societe Generale	8,096,957

		Total France	14,303,466

		Germany—3.9%
401,600		Deutsche Lufthansa AG	6,363,604
238,100		Deutsche Post AG	6,712,421
113,600		Man AG	6,522,468
81,700		RWE AG	6,740,990
233,000		ThyssenKrupp AG	5,940,093

		Total Germany	32,279,576

		Hong Kong—3.6%
13,261,000		CNOOC Ltd.	11,196,488
10,969,000		Guangdong Investment Ltd.	4,489,262
2,128,000		Hong Kong Exchanges & Clearing Ltd.	10,382,495
2,563,000		New World Development Ltd.	3,749,805

		Total Hong Kong	29,818,050

		Italy—3.2%
462,500		ENI SpA	13,982,794

BlackRock World Investment Trust (BWC) (continued)

Shares		Description	Value

		Common Stocks—(cont’d)
		Italy—(cont’d)
135		Fondiaria-Sai SpA	$4,476,318
575,800		Milano Assicurazioni SpA	4,282,081
1,636,900		Unipol SpA	4,092,548

		Total Italy	26,833,741

		Japan—16.9%
118,200		Aisin Seiki Co. Ltd.	4,373,113
898,000		Bank of Yokohama Ltd.	7,272,495
110,900		Daito Trust Construction Co. Ltd.	5,199,693
132,000		Denso Corp.	4,647,372
71,000		Fanuc Ltd.	6,252,334
75,400		Fast Retailing Co. Ltd.	6,819,777
265,400		Hitachi Construction Machinery Co. Ltd.	7,330,429
126,800		Honda Motor Co. Ltd.	7,199,079
321,700		Isetan Co. Ltd.	7,034,317
1,777,000		Kawasaki Heavy Industries Ltd.	6,695,657
683,000		Kubota Corp.	6,509,475
166,600		Maruichi Steel Tube Ltd.	4,019,249
1,442,000		Mitsubishi Heavy Industries Ltd.	6,527,446
585		Mitsubishi UFJ Financial Group, Inc.	8,428,029
920		Mizuho Financial Group, Inc.	7,529,091
997,000		Nippon Steel Corp.	3,688,658
492,000		Obayashi Corp.	3,955,126
26,870		ORIX Corp.	6,952,001
175,600		OSG Corp.	3,630,110
282,000		Shimizu Corp.	2,226,094
332,000		Sumitomo Heavy Industries Ltd.	2,960,419
870,000		Sumitomo Metal Industries Ltd.	3,530,284
775		Sumitomo Mitsui Financial Group, Inc.	9,051,191
755,000		Taisei Corp.	3,848,856
75,400		Takefuji Corp.	4,537,948

		Total Japan	140,218,243

		Mexico—3.2%
275,500	[2]	America Movil SA de CV (ADR)	9,292,615
691,100		Cemex SA de CV	4,552,608
1,774,000		Grupo Mexico SA de CV	4,978,993
1,962,000		Grupo Televisa SA	8,214,859

		Total Mexico	27,039,075

		Netherlands—3.2%
72,200		Akzo Nobel NV	3,495,331
99,700		European Aeronautic Defence and Space Co. NV	3,907,120
231,000		ING Groep NV	8,244,185
65,500		Rodamco Europe NV	5,659,040
77,700		Unilever NV	5,452,615

		Total Netherlands	26,758,291

		Norway—3.3%
70,500		Norsk Hydro ASA	8,652,745
105,800		Orkla ASA	4,214,442
402,300		Statoil ASA	11,066,485
221,900		Yara International ASA	3,285,505

		Total Norway	27,219,177

		Russia—0.5%
120,000		Mobile Telesystems OJSC (ADR)	4,497,600

		Singapore—0.9%
2,940,000		CapitaLand Ltd.	7,177,363

		Spain—0.8%
99,000		Fomento de Construcciones y Contratas SA	6,381,935

		Sweden—6.9%
246,500		Alfa Laval AB	5,323,343
373,900		Assa Abloy AB	6,031,360

BlackRock World Investment Trust (BWC) (continued)

Shares		Description	Value

		Common Stocks—(cont’d)
		Sweden—(cont’d)
371,400		Atlas Copco AB	$8,729,790
277,900		D. Carnegie AB	4,629,166
162,000		Hennes & Mauritz AB	5,962,392
152,000		Sandvik AB	7,485,811
516,400		Skanska AB	8,024,019
116,300		Ssab Svenskt Stal AB Ser. A	5,046,135
4,900		Ssab Svenskt Stal AB Ser. B	199,701
125,900		Volvo AB	6,167,261

		Total Sweden	57,598,978

		Switzerland—2.0%
17,800		Nestle SA	5,221,166
36,100		Roche Holding AG	5,703,938
50,800		UBS AG	5,523,251

		Total Switzerland	16,448,355

		Thailand—0.5%
1,478,400		Advanced Info Service PCL	3,911,513

		United Kingdom—10.9%
554,700		Arriva PLC	5,792,619
601,300		BAE Systems PLC	4,460,730
1,005,100		BP PLC	12,087,449
948,300		Cobham PLC	3,116,800
366,100		Diageo PLC	5,448,091
362,800		Hanson PLC	4,188,810
729,800		IMI PLC	6,692,852
434,400		Kelda Group PLC	6,051,043
365,800		National Express Group PLC	5,687,663
2,077,400		Old Mutual PLC	7,114,257
1,120,500		Pilkington PLC	3,109,676
413,800		Rexam PLC	3,754,390
332,800		Royal Dutch Shell PLC	11,935,828
477,500		United Utilities PLC	5,750,965
305,100		Viridian Group PLC	5,102,097

		Total United Kingdom	90,293,270

		United States—16.8%
443,800	[2]	Alaska Communications Systems Group, Inc.	4,389,182
104,200	[1]	Alliance Capital Management Holding LP	6,297,848
95,800		Altria Group, Inc.	6,930,172
45,200	[2]	Arch Coal, Inc.	3,919,744
223,900	[2]	Archer-Daniels-Midland Co.	7,052,850
76,600	[1]	Broadcom Corp.	5,224,120
119,800	[2]	Consolidated Edison, Inc.	5,631,798
38,800		Dow Chemical Co.	1,641,240
144,200	[2]	Equitable Resources, Inc.	5,320,980
108,200		Freeport-McMoRan Copper & Gold, Inc.	6,951,850
81,100	[2]	Global Payments, Inc.	4,130,423
6,000	[1]	Google, Inc.	2,599,500
154,000		Intersil Corp.	4,475,240
109,800		Merrill Lynch & Co., Inc.	8,242,686
42,600		Nike, Inc.	3,448,470
43,900		Phelps Dodge Corp.	7,045,950
177,500	[2]	PPL Corp.	5,348,075
127,600		Progress Energy, Inc.	5,565,912
85,200		Reynolds American, Inc.	8,616,276
126,300		Sempra Energy	6,068,715
200,000		Strategic Hotel Capital, Inc.	4,280,000
65,000		Tiffany & Co.	2,450,500
92,100		UnitedHealth Group, Inc.	5,472,582
76,800	[1]	Varian Medical Systems, Inc.	4,624,128
225,900	[1]	Vertex Pharmaceuticals, Inc.	8,069,148
72,600	[1]	WellPoint, Inc.	5,575,680

		Total United States	139,373,069

		Total Common Stocks	786,412,243

BlackRock World Investment Trust (BWC) (continued)

Shares		Description	Value

		Foreign Government Bonds—0.6%
		Mexico—0.6%
30,770,000		Mexican Bonos, 8.00%, 12/19/13	2,939,206
18,800,000		Mexican Bonos, 9.00%, 12/22/11	1,890,445

		Total Foreign Government Bonds	4,829,651

		Total Long-Term Investments (cost $715,509,113)	798,073,072

		SHORT-TERM INVESTMENTS—5.3%
		Money Market Fund—0.2%
1,980,272		Fidelity Institutional Money Market Prime Portfolio	1,980,272

Principal Amount
		U.S. Government and Agency Zero Coupon Bonds—5.1%
$25,500,000	[3]	Federal Home Loan Bank, 4.34%, 02/01/06	25,500,000
16,900,000	[3]	Federal Home Loan Bank, 4.35%, 02/01/06	16,900,000

		Total U.S. Government and Agency Zero Coupon Bonds	42,400,000

		Total Short-Term Investments (cost $44,380,272)	44,380,272

		OUTSTANDING CALL OPTIONS PURCHASED—0.1%
130,000,000		Euro, strike price $1.23, expires 03/10/06	448,500
50		Google, Inc., strike price $450, expires 03/18/06	133,000

		Total Outstanding Options Purchased (cost $1,940,650)	581,500

		Total investments before outstanding options written—101.5% (cost $761,830,0354)	843,034,844

		OUTSTANDING OPTIONS WRITTEN—(2.7)%
		OUTSTANDING PUT OPTIONS WRITTEN—(0.1)%
(130,000,000)		Euro, strike price $1.16, expires 03/10/06	(942,500)
(50)		Google, Inc., strike price $420, expires 02/18/06	(95,000)
(250)		Marvell Technology Group Ltd., strike price $65, expires 02/18/06	(27,500)
(1,370)		Newmont Mining Corp., strike price $55, expires 2/18/06	(34,250)
(303,000)		SABMiller PLC, strike price 10.86 GBP, expires 02/10/06	(9,924)

		Total Outstanding Put Options Written (premium received $1,290,992)	(1,109,174)

		OUTSTANDING CALL OPTIONS WRITTEN—(2.6)%
(667)		Accenture Ltd., strike price $30, expires 02/18/06	(115,057)
(487,000)		Advanced Info Service PCL, strike price $106.13, expires 02/28/06	(19,446)
(51,200)		Aisin Seiki Co. Ltd., strike price 4,507.07 JPY, expires 03/29/06	(69,065)
(34,700)		Akzo Nobel NV, strike price 39.08 EUR, expires 02/24/06	(52,344)
(200,000)		Alaska Communications Systems Group, Inc., strike price $9.99, expires 03/17/06	(42,000)
(66,900)		Alfa Laval AB, strike price 169.47 SEK, expires 02/24/06	(22,705)
(50,000)		Alfa Laval AB, strike price 170 SEK, expires 02/17/06	(4,357)
(40,300)		Alliance Capital Management Holding LP, strike price $57.58, expires 02/24/06	(107,520)
(60)		Alliance Capital Management Holding LP, strike price $60, expires 03/18/06	(9,450)
(75)		Altria Group, Inc., strike price $75, expires 03/18/06	(12,375)
(100)		Altria Group, Inc., strike price $80, expires 03/18/06	(4,000)
(303)		Altria Group, Inc., strike price $80, expires 02/18/06	(4,545)
(89,300)		America Movil SA de CV, strike price $30.46, expires 02/17/06	(305,674)
(450)		America Movil SA de CV, strike price $35, expires 02/18/06	(29,250)
(266)		Arch Coal, Inc., strike price $85, expires 2/18/06	(101,080)
(186)		Arch Coal, Inc., strike price $90, expires 03/18/06	(64,170)
(500)		Archer-Daniels-Midland Co., strike price $26, expires 02/10/06	(276,500)
(454)		Archer-Daniels-Midland Co., strike price $30, expires 03/18/06	(99,880)
(150,000)		Arriva PLC, strike price 5.96 GBP, expires 02/17/06	(11,058)
(100,000)		Arriva PLC, strike price 6.01 GBP, expires 02/17/06	(12,425)
(111,200)		Assa Abloy AB, strike price 123.32 SEK, expires 03/24/06	(48,219)
(75,000)		Assa Abloy AB, strike price 128.83 SEK, expires 03/24/06	(17,279)
(156,300)		Atlas Copco AB, strike price 172.89 SEK, expires 02/24/06	(179,178)
(30,000)		Atlas Copco AB, strike price 179.89 SEK, expires 03/24/06	(21,754)

BlackRock World Investment Trust (BWC) (continued)

Shares	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(266,100)	BAE Systems PLC, strike price 3.54 GBP, expires 02/24/06	$(303,579)
(149,000)	Bank of Yokohama Ltd., strike price 1,002.15 JPY, expires 02/28/06	(21,847)
(300,000)	Bank of Yokohama Ltd., strike price 960.71 JPY, expires 03/29/06	(118,051)
(750)	Barrick Gold Corp., strike price 36 CAD, expires 03/18/06	(103,705)
(51,000)	Bouygues, strike price 41.78 EUR, expires 02/17/06	(219,879)
(430)	BP PLC, strike price 7 GBP, expires 02/17/06	(50,680)
(681)	Broadcom Corp., strike price $50, expires 02/18/06	(1,253,040)
(85)	Broadcom Corp., strike price $52.50, expires 02/18/06	(137,700)
(573)	Canadian Imperial Bank of Commerce, strike price 78 CAD, expires 02/17/06	(118,217)
(1,325,000)	CapitaLand Ltd., strike price 3.48 SGD, expires 02/02/06	(394,077)
(295,000)	Cemex SA de CV, strike price 64.84 MXN, expires 02/17/06	(116,353)
(605)	Cia Vale do Rio Doce, strike price $50, expires 03/18/06	(205,700)
(3,714,000)	CNOOC Ltd., strike price 6.42 HKD, expires 03/03/06	(142,844)
(275,000)	Cobham PLC, strike price 1.75 GBP, expires 02/24/06	(50,537)
(200,000)	Cobham PLC, strike price 1.78 GBP, expires 02/24/06	(32,695)
(750)	Consolidated Edison, Inc., strike price $47.50, expires 03/30/06	(62,250)
(78,100)	D. Carnegie AB, strike price 119.34 SEK, expires 02/24/06	(83,367)
(60,000)	D. Carnegie AB, strike price 120.69 SEK, expires 03/24/06	(36,447)
(50,000)	Daito Trust Construction Co. Ltd., strike price 5,670.04 JPY, expires 03/29/06	(88,598)
(95,900)	Danske Bank A/S, strike price 218.54 DKK, expires 02/24/06	(33,439)
(60,000)	Denso Corp., strike price 4,289.06 JPY, expires 03/22/06	(70,498)
(181,000)	Deutsche Lufthansa AG, strike price 11.90 EUR, expires 02/17/06	(255,413)
(20,000)	Deutsche Lufthansa AG, strike price 13.25 EUR, expires 03/24/06	(11,556)
(104,600)	Deutsche Post AG, strike price 20.08 EUR, expires 02/24/06	(404,153)
(15,000)	Deutsche Post AG, strike price 22.31 EUR, expires 03/24/06	(26,086)
(165,000)	Diageo PLC, strike price 8.47 GBP, expires 02/17/06	(22,808)
(350)	Dow Chemical Co., strike price $45, expires 03/18/06	(15,750)
(203,500)	ENI SpA, strike price 23.90 EUR, expires 02/24/06	(290,151)
(28,000)	ENI SpA, strike price 24.65 EUR, expires 03/24/06	(29,629)
(325)	Equitable Resources, Inc., strike price $40, expires 02/18/06	(9,750)
(325)	Equitable Resources, Inc., strike price $40, expires 03/18/06	(6,500)
(42,400)	European Aeronautic Defence and Space Co. NV, strike price 32.91 EUR, expires 02/24/06	(28,701)
(30,000)	Fanuc Ltd., strike price 10,186.01 JPY, expires 03/29/06	(155,983)
(34,000)	Fast Retailing Co. Ltd., strike price 10,851.38 JPY, expires 03/29/06	(178,913)
(44,200)	Fomento de Construcciones y Contratas SA, strike price 47.11 EUR, expires 02/24/06	(327,632)
(75,700)	Fondiaria-Sai SpA, strike price 28.03 EUR, expires 02/24/06	(243,332)
(262,200)	Fortum Oyj, strike price 15.69 EUR, expires 02/24/06	(895,273)
(38,000)	Fortum Oyj, strike price 17.56 EUR, expires 03/24/06	(35,426)
(575,000)	Foster’s Group Ltd., strike price 5.70 AUD, expires 02/01/06	(4)
(260)	Freeport-McMoRan Copper & Gold, Inc., strike price $60, expires 02/18/06	(127,400)
(314)	Freeport-McMoRan Copper & Gold, Inc., strike price $65, expires 02/18/06	(59,660)
(915)	Gerdau SA, strike price $17.50, expires 02/18/06	(411,750)
(232)	Gerdau SA, strike price $20, expires 03/18/06	(53,360)
(100)	Global Payments, Inc., strike price $50, expires 02/18/06	(16,000)
(278)	Global Payments, Inc., strike price $52.50, expires 03/10/06	(14,456)
(100)	Google, Inc., strike price $480, expires 03/18/06	(179,000)
(738,000)	Grupo Mexico SA de CV, strike price 24.77 MXN, expires 02/17/06	(325,613)
(865,000)	Grupo Televisa SA, strike price 43.29 MXN, expires 02/17/06	(84,727)
(3,070,000)	Guangdong Investment Ltd., strike price 3.0148 HKD, expires 02/01/06	(63,539)
(158,000)	Hanson PLC, strike price 6.29 GBP, expires 02/24/06	(83,864)
(73,000)	Hennes & Mauritz AB, strike price 270.30 SEK, expires 02/17/06	(105,049)
(157,000)	Hitachi Construction Machinery Co. Ltd., strike price 3,309.12 JPY, expires 03/29/06	(255,590)
(55,000)	Honda Motor Co. Ltd., strike price 6,644.42 JPY, expires 03/29/06	(126,172)
(660,000)	Hong Kong Exchanges & Clearing Ltd., strike price 36.69 HKD, expires 03/03/06	(159,315)
(178,400)	IMI PLC, strike price 4.86 GBP, expires 02/24/06	(105,803)
(215,000)	IMI PLC, strike price 5.06 GBP, expires 02/24/06	(64,900)
(93,900)	ING Groep NV, strike price 30.09 NOK, expires 02/24/06	(50,799)
(100)	ING Groep NV, strike price 31 NOK, expires 02/17/06	(2,126)
(748)	Ingersoll-Rand Co. Ltd., strike price $42.50, expires 02/18/06	(7,480)
(743)	Intersil Corp., strike price $27.50, expires 02/10/06	(121,852)
(70,000)	Isetan Co. Ltd., strike price 2,558.16 HKD, expires 02/28/06	(69,406)
(90,000)	Isetan Co. Ltd., strike price 2,583.95 HKD, expires 03/29/06	(142,655)
(500,000)	Kawasaki Heavy Industries Ltd., strike price 431.22 JPY, expires 03/29/06	(177,513)

BlackRock World Investment Trust (BWC) (continued)

Shares	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(250,000)	Kawasaki Heavy Industries Ltd., strike price 437.27 JPY, expires 02/28/06	$(62,984)
(187,600)	Kelda Group PLC, strike price 7.63 GBP, expires 02/24/06	(93,224)
(300,000)	Kubota Corp., strike price 1,088.07 JPY, expires 03/29/06	(212,275)
(250,000)	Lion Nathan Ltd., strike price 7.45 AUD, expires 02/01/06	(10,047)
(100,000)	Lion Nathan Ltd., strike price 7.62 AUD, expires 02/28/06	(6,741)
(49,600)	Man AG, strike price 44.03 EUR, expires 02/24/06	(218,276)
(100,000)	Maruichi Steel Tube Ltd., strike price 2,862.35 JPY, expires 03/22/06	(71,028)
(253)	Marvell Technology Group Ltd., strike price $62.50, expires 02/18/06	(164,450)
(145)	Marvell Technology Group Ltd., strike price $70, expires 03/18/06	(66,700)
(150)	Marvell Technology Group Ltd., strike price $80, expires 03/18/06	(26,250)
(586)	Merrill Lynch & Co., Inc., strike price $70, expires 02/18/06	(298,860)
(61,500)	Metso Oyj, strike price 23.82 EUR, expires 02/24/06	(238,732)
(325,000)	Milano Assicurazioni SpA, strike price 5.84 EUR, expires 02/17/06	(116,424)
(350)	Mitsubishi UFJ Financial Group, Inc., strike price 1,727,064 JPY, expires 03/22/06	(186,921)
(120,000)	Mobile Telesystems OJSC, strike price $37, expires 02/10/06	(130,920)
(198,900)	National Express Group PLC, strike price 8.82 GBP, expires 02/24/06	(53,172)
(8,000)	Nestle SA, strike price 397 CHF, expires 02/17/06	(611)
(200)	Nike, Inc., strike price $90, expires 03/18/06	(5,000)
(618,000)	Nippon Steel Corp., strike price 444.26 JPY, expires 03/22/06	(91,563)
(30,900)	Norsk Hydro ASA, strike price 713.32 NOK, expires 02/24/06	(500,151)
(5,000)	Norsk Hydro ASA, strike price 727.75 NOK, expires 03/24/06	(72,103)
(190,000)	Obayashi Corp., strike price 876.59 JPY, expires 02/28/06	(120,053)
(21,000)	Obayashi Corp., strike price 977.52 JPY, expires 03/22/06	(7,917)
(858,600)	Old Mutual PLC, strike price 1.61 GBP, expires 02/24/06	(488,451)
(180,000)	Old Mutual PLC, strike price 1.73 GBP, expires 03/24/06	(70,532)
(9,700)	ORIX Corp., strike price 31,390.14 JPY, expires 03/22/06	(127,517)
(44,900)	Orkla ASA, strike price 276.42 NOK, expires 02/24/06	(7,712)
(130,000,000)	Euro, strike price $1.23, expires 03/10/06	(72,800)
(197)	Petrochina Co. Ltd., strike price $85, expires 02/18/06	(298,455)
(100)	Petrochina Co. Ltd., strike price $90, expires 03/18/06	(112,000)
(310)	Petrochina Co. Ltd., strike price $100, expires 03/18/06	(155,000)
(100)	Petroleo Brasileiro SA, strike price $100, expires 03/18/06	(20,500)
(426)	Petroleo Brasileiro SA, strike price $70, expires 02/18/06	(958,500)
(175)	Petroleo Brasileiro SA, strike price $80, expires 2/18/06	(206,500)
(56)	Phelps Dodge Corp., strike price $150, expires 02/18/06	(72,240)
(40)	Phelps Dodge Corp., strike price $155, expires 02/18/06	(36,000)
(99)	Phelps Dodge Corp., strike price $160, expires 03/18/06	(98,010)
(403,500)	Pilkington PLC, strike price 1.52 GBP, expires 02/17/06	(47,075)
(256)	Placer Dome, Inc., strike price 26 CAD, expires 02/17/06	(73,043)
(619)	Placer Dome, Inc., strike price 27 CAD, expires 02/17/06	(126,349)
(40)	Placer Dome, Inc., strike price 29 CAD, expires 02/18/06	(3,073)
(105,000)	PPL Corp., strike price $30.87, expires 02/17/06	(25,725)
(1,100)	Progress Energy, Inc., strike price $45, expires 03/18/06	(38,500)
(180,000)	Publishing & Broadcasting Ltd., strike price 16.79 AUD, expires 02/01/06	(819)
(180,000)	QBE Insurance Group Ltd., strike price 19.94 AUD, expires 02/01/06	(1)
(72,200)	Rautaruukki Oyj, strike price 20.11 EUR, expires 02/24/06	(420,033)
(182,200)	Rexam PLC, strike price 5.16 GBP, expires 02/24/06	(13,760)
(222)	Reynolds American, Inc., strike price $100, expires 03/18/06	(104,340)
(155)	Reynolds American, Inc., strike price $95, expires 02/18/06	(116,250)
(19,500)	Roche Holding AG, strike price 203.42 CHF, expires 02/24/06	(63,460)
(28,900)	Rodamco Europe NV, strike price 69.59 EUR, expires 02/24/06	(73,357)
(150,000)	Royal Dutch Shell PLC, strike price 18.87 GBP, expires 02/17/06	(329,388)
(34,200)	RWE AG, strike price 62.75 EUR, expires 02/24/06	(219,144)
(68,500)	Sandvik AB, strike price 372.81 SEK, expires 02/24/06	(89,785)
(58,700)	Sempra Energy, strike price $46.81, expires 02/17/06	(101,938)
(125,000)	Skanska AB, strike price 121.77 SEK, expires 02/24/06	(20,659)
(133,000)	Skanska AB, strike price 127.50 SEK, expires 02/24/06	(5,011)
(26,600)	Societe Generale, strike price 106.08 EUR, expires 02/24/06	(124,192)
(41,800)	Ssab Svenskt Stal AB, strike price 279.48 SEK, expires 02/24/06	(280,458)
(16,000)	Ssab Svenskt Stal AB, strike price 295.96 SEK, expires 03/24/06	(80,297)
(202,000)	St. George Bank Ltd., strike price 30.11 AUD, expires 02/28/06	(94,013)
(179,300)	Statoil ASA, strike price 158.10 NOK, expires 02/24/06	(684,424)

BlackRock World Investment Trust (BWC) (continued)

Shares	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(21,800)	Statoil ASA, strike price 170 NOK, expires 03/17/06	$ (51,152)
(100,000)	Strategic Hotel Capital, Inc., strike price $20.95, expires 03/31/06	(116,200)
(440)	Sumitomo Mitsui Financial Group, Inc., strike price 1,395,650 JPY, expires 03/22/06	(164,164)
(295,000)	Taisei Corp., strike price 629.11 JPY, expires 03/22/06	(71,577)
(110,000)	ThyssenKrupp AG, strike price 19.75 EUR, expires 04/27/06	(261,921)
(150)	Tiffany & Co., strike price $40, expires 02/18/06	(4,875)
(250)	Tiffany & Co., strike price $40, expires 03/18/06	(16,250)
(25,000)	Tiffany & Co., strike price $42, expires 02/17/06	(2,900)
(31,500)	UBS AG, strike price 128.21 CHF, expires 02/24/06	(280,974)
(14,300)	Umicore, strike price 97.41 EUR, expires 02/24/06	(196,093)
(35,000)	Unilever NV, strike price 59.87 EUR, expires 02/17/06	(10,781)
(360,800)	Unipol SpA, strike price 1.90 EUR, expires 02/24/06	(73,029)
(187,000)	Unipol SpA, strike price 2.18 EUR, expires 02/24/06	(2,729)
(206,900)	United Utilities PLC, strike price 6.99 GBP, expires 02/24/06	(15,676)
(409)	UnitedHealth Group, Inc., strike price $65, expires 02/18/06	(6,135)
(691)	Varian Medical Systems, Inc., strike price $55, expires 02/18/06	(380,050)
(553)	Vertex Pharmaceuticals, Inc., strike price $30, expires 02/18/06	(323,505)
(396)	Vertex Pharmaceuticals, Inc., strike price $40, expires 03/18/06	(43,560)
(31,000)	Viridian Group PLC, strike price 9.04 GBP, expires 02/24/06	(23,689)
(84,300)	Viridian Group PLC, strike price 9.57 GBP, expires 03/24/06	(28,781)
(54,000)	Volvo AB, strike price 367.71 SEK, expires 02/24/06	(80,818)
(54,000)	Wartsila Oyj ABP, strike price 24.06 EUR, expires 02/17/06	(190,976)
(475)	WellPoint, Inc., strike price $80, expires 02/18/06	(26,125)
(77,500)	Yara International ASA, strike price 106 NOK, expires 02/17/06	(4,888)

	Total Outstanding Call Options Written (premium received $10,282,424)	(22,008,484)

	Total Outstanding Options Written (premium received $11,573,415)	(23,117,658)

	Total investments net of outstanding options written—98.8%	$819,917,186
	Other assets in excess of liabilities—1.2%	10,304,345

	Net Assets—100.0%	$830,221,531

[1]	Non-income producing security.
[2]	Security, or a portion thereof, pledged as collateral for outstanding options written.
[3]	Rate shown is the yield to maturity as of January 31, 2006.
[4]	Cost for Federal income tax purposes is $761,875,629. The net unrealized appreciaton on a tax basis is $81,159,215, consisting of $86,021,060 gross unrealized appreciation and $4,861,845 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ADR — American Depository Receipt	EUR — Euro	NOK — Norwegian Kroner
AUD — Australian Dollar	GBP — British Pound	NZD — New Zealand Dollar
CAD — Canadian Dollar	HKD — Hong Kong Dollar	REIT — Real Estate Investment Trust
CHF — Swiss Franc	JPY — Japanese Yen	SEK — Swedish Krona
DKK — Danish Krone	MXN — Mexican Peso	SGD — Singapore Dollar

Item 2. Controls and Procedures.
(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock World Investment Trust

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: March 31, 2006

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: March 31, 2006